Annual Total Returns (dei_DocumentInformationDocumentAxis, Institutional Class)	0 Months Ended
Jul. 29, 2013
(Optimum Large Cap Growth Fund) | Institutional Class
Bar Chart Table:
Annual Return 2004	12.21%
Annual Return 2005	6.43%
Annual Return 2006	9.27%
Annual Return 2007	11.19%
Annual Return 2008	(43.35%)
Annual Return 2009	40.74%
Annual Return 2010	15.75%
Annual Return 2011	(1.49%)
Annual Return 2012	16.09%
(Optimum Large Cap Value Fund) | Institutional Class
Bar Chart Table:
Annual Return 2004	14.06%
Annual Return 2005	5.81%
Annual Return 2006	19.05%
Annual Return 2007	4.63%
Annual Return 2008	(37.26%)
Annual Return 2009	26.85%
Annual Return 2010	12.82%
Annual Return 2011	(0.12%)
Annual Return 2012	16.37%
(Optimum Small-Mid Cap Growth Fund) | Institutional Class
Bar Chart Table:
Annual Return 2004	16.83%
Annual Return 2005	5.79%
Annual Return 2006	8.57%
Annual Return 2007	5.36%
Annual Return 2008	(44.56%)
Annual Return 2009	36.33%
Annual Return 2010	22.13%
Annual Return 2011	(5.08%)
Annual Return 2012	17.17%
(Optimum Small-Mid Cap Value Fund) | Institutional Class
Bar Chart Table:
Annual Return 2004	26.74%
Annual Return 2005	7.97%
Annual Return 2006	10.09%
Annual Return 2007	(7.29%)
Annual Return 2008	(39.74%)
Annual Return 2009	40.81%
Annual Return 2010	25.42%
Annual Return 2011	(2.45%)
Annual Return 2012	17.10%
(Optimum International Fund) | Institutional Class
Bar Chart Table:
Annual Return 2004	17.70%
Annual Return 2005	11.79%
Annual Return 2006	29.54%
Annual Return 2007	9.10%
Annual Return 2008	(42.82%)
Annual Return 2009	28.84%
Annual Return 2010	7.21%
Annual Return 2011	(9.52%)
Annual Return 2012	12.56%
(Optimum Fixed Income Fund) | Institutional Class
Bar Chart Table:
Annual Return 2004	6.13%
Annual Return 2005	1.00%
Annual Return 2006	5.84%
Annual Return 2007	6.02%
Annual Return 2008	(8.48%)
Annual Return 2009	25.87%
Annual Return 2010	9.70%
Annual Return 2011	7.11%
Annual Return 2012	7.04%